UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            February 9, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 150466
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
AMERICAN GREETINGS CORP CL A  COMM             26375105      10332    472439 SH        SOLE                   472439
BLACK & DECKER CORP           COMM             91797100       8351    169320 SH        SOLE                   169320
BRUNSWICK CORP                COMM             117043109      7985    250870 SH        SOLE                   250870
CLOROX CO                     COMM             189054109      7722    159015 SH        SOLE                   159015
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100      9245    159588 SH        SOLE                   159588
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      7270    296245 SH        SOLE                   296245
FORTUNE BRANDS INC            COMM             349631101     11275    157719 SH        SOLE                   157719
JOY GLOBAL INC                COMM             481165108      8945    342051 SH        SOLE                   342051
MASCO CORP                    COMM             574599106      6063    221180 SH        SOLE                   221180
MATTEL INC                    COMM             577081102      7909    410406 SH        SOLE                   410406
MAYTAG CORP                   COMM             578592107      7703    276580 SH        SOLE                   276580
MEDCOHEALTH SOLUTIONS INC     COMM             58405U102       604     17769 SH        SOLE                    17769
MERCK & CO INC                COMM             589331107      6807    147348 SH        SOLE                   147348
NEWELL RUBBERMAID INC         COMM             651229106      5390    236701 SH        SOLE                   236701
NORFOLK SOUTHERN CORP         COMM             655844108      6462    273248 SH        SOLE                   273248
PACIFICARE HEALTH SYSTEMS INC COMM             695112102      8297    122732 SH        SOLE                   122732
PFIZER INC                    COMM             717081103      8807    249281 SH        SOLE                   249281
POLYONE CORP                  COMM             73179P106      2634    412264 SH        SOLE                   412264
TRINITY INDS INC              COMM             896522109      8892    288328 SH        SOLE                   288328
TYCO INTERNATIONAL LTD NEW    COMM             902124106      9774    368835 SH        SOLE                   368835